CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Subscription Payable (Receivable)	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2017	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2017	$ 1,000	$ 2,589	$ 136,954	$ 25,235	$ 10,341,442	$ (13,425,439)	$ 0	$ (2,918,219)
Common stock contributed by officer for services				169,271	729,252			898,523
Issuance of stock options					256,187			256,187
Conversion of debt for subscription payable				2,000				2,000
Cash received for acquisition of common shares					367,500			367,500
Common stock contributed by officer for subscriptions payable				(35,000)	35,000			0
Common stock contributed by officer for acquisition				6,500	838,500			845,000
Net income (loss)						(5,377,489)		(5,377,489)
Ending balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Ending balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	0	(5,926,498)
Issuance of stock options								140,670
Issuance of stock and stock options for services				304,689	140,670			445,359
Conversion of debt, shares			2,073,721
Conversion of debt, amount			$ 2,074		124,589			126,663
Net income (loss)						(8,538,360)		(8,538,360)
Ending balance, shares at Sep. 30, 2019	1,000,000	2,588,693	136,953,904
Ending balance, amount at Sep. 30, 2019	$ 1,000	$ 2,589	$ 136,954	472,695	12,833,140	(27,341,287)	0	(13,892,835)
Beginning balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	0	(5,926,498)
Common stock contributed by officer for services				406,250				406,250
Issuance of stock options					140,668			140,668
Common stock issued for convertible promissory notes, shares			40,676,035
Common stock issued for convertible promissory notes, amount			$ 40,676		571,200			611,876
Net income (loss)						(14,028,165)		(14,028,165)
Ending balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Ending balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0	(18,795,869)
Beginning balance, shares at Jun. 30, 2019	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Jun. 30, 2019	$ 1,000	$ 2,589	$ 136,954	371,132	12,681,369	(30,328,085)	0	(17,135,041)
Issuance of stock and stock options for services				101,563	27,182			128,745
Conversion of debt, shares			2,073,721
Conversion of debt, amount			$ 2,074		124,589			126,663
Net income (loss)						2,986,798		2,986,798
Ending balance, shares at Sep. 30, 2019	1,000,000	2,588,693	136,953,904
Ending balance, amount at Sep. 30, 2019	$ 1,000	$ 2,589	$ 136,954	472,695	12,833,140	(27,341,287)	0	(13,892,835)
Beginning balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Beginning balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	0	(18,795,869)
Common stock issuable for director services				236,978				236,978
Equity interest in QuikLABS issued for cash					288,000		72,000	360,000
Acquisition of Aire Fitness							(29,439)	(29,439)
Common stock issued for settlement of liability, shares			1,000,000
Common stock issued for settlement of liability, amount			$ 1,000		57,000			58,000
Reclassification of preferred stock as mezzanine, shares	(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount	$ (1,000)	$ (2,589)			(4,790,884)			(4,794,473)
Issuance of stock options								0
Common stock issued for convertible promissory notes, shares			679,932,432
Common stock issued for convertible promissory notes, amount			$ 679,933		1,470,246			2,150,179
InnovaQor merger					219,058		(219,058)	0
Net income (loss)						(4,861,170)	(19,860)	(4,881,030)
Ending balance, shares at Sep. 30, 2020	0	0	858,562,371
Ending balance, amount at Sep. 30, 2020	$ 0	$ 0	$ 858,563	881,234	10,523,169	(37,692,263)	(196,357)	(25,695,654)
Beginning balance, shares at Jun. 30, 2020	0	0	857,562,371
Beginning balance, amount at Jun. 30, 2020	$ 0	$ 0	$ 857,563	777,380	9,959,111	(36,327,081)	0	(24,733,027)
Common stock issuable for director services				33,854				33,854
Equity interest in QuikLABS issued for cash					288,000		72,000	360,000
Acquisition of Aire Fitness							(29,439)	(29,439)
Common stock issued for settlement of liability, shares			1,000,000
Common stock issued for settlement of liability, amount			$ 1,000		57,000			58,000
InnovaQor merger					219,058		(219,058)	0
Net income (loss)						(1,365,182)	(19,860)	(1,385,042)
Ending balance, shares at Sep. 30, 2020	0	0	858,562,371
Ending balance, amount at Sep. 30, 2020	$ 0	$ 0	$ 858,563	$ 881,234	$ 10,523,169	$ (37,692,263)	$ (196,357)	$ (25,695,654)